CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenues:
Total revenues	¥ 2,280,329	¥ 2,434,864	¥ 2,862,771
Expenses:
Interest expense	99,138	93,337	76,815
Costs of operating leases	289,604	257,321	252,327
Life insurance costs	269,425	246,533	255,070
Costs of goods and real estate sold	354,006	535,261	1,003,509
Services expense	483,914	508,320	482,796
Other (income) and expense	14,925	1,301	429
Selling, general and administrative expenses	460,199	437,028	431,594
Provision for doubtful receivables and probable loan losses	24,425	22,525	17,265
Write-downs of long-lived assets	3,043	2,418	5,525
Write-downs of securities	11,969	1,382	1,246
Total expenses	2,010,648	2,105,426	2,526,576
Operating Income	269,681	329,438	336,195
Equity in Net Income of Affiliates	67,924	32,978	50,103
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	74,001	33,314	49,203
Bargain Purchase Gain	955	0	0
Income before Income Taxes	412,561	395,730	435,501
Provision for Income Taxes	105,837	68,691	113,912
Net Income	306,724	327,039	321,589
Net Income Attributable to the Noncontrolling Interests	3,640	2,890	8,002
Net Income Attributable to the Redeemable Noncontrolling Interests	384	404	452
Net Income Attributable to ORIX Corporation Shareholders	¥ 302,700	¥ 323,745	¥ 313,135
Basic:
Net Income Attributable to ORIX Corporation Shareholders	¥ 237.38	¥ 252.92	¥ 244.40
Diluted:
Net Income Attributable to ORIX Corporation Shareholders	237.17	252.70	244.15
Cash Dividends	¥ 81.00	¥ 69.00	¥ 56.25
Finance Revenues
Revenues:
Total revenues	¥ 276,864	¥ 242,893	¥ 228,252
Gains (losses) on investment securities and dividends
Revenues:
Total revenues	22,499	15,958	43,302
Operating Leases
Revenues:
Total revenues	430,665	413,918	379,665
Life Insurance Premiums And Related Investment Income
Revenues:
Total revenues	367,778	347,136	351,590
Sales of Goods and Real Estate
Revenues:
Total revenues	406,511	596,165	1,079,052
Services Income
Revenues:
Total revenues	¥ 776,012	¥ 818,794	¥ 780,910